Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment.
Schedule of property, plant and equipment

Total
€
Cost
Balance at December 31, 2019/ January 1, 2020	—
Additions	44,945
Balance at December 31, 2020	44,945
Balance at December 31, 2020 / January 1, 2021	44,945
Additions	243,830
Balance at December 31, 2021	288,775
Depreciation
Balance at December 31, 2019/ January 1, 2020	—
Charge for the year	10,617
Balance at December 31, 2020	10,617
Balance at December 31, 2020 / January 1, 2021	10,617
Depreciation for the year	89,297
Balance at December 31, 2021	99,914
Net book amount
Balance at December 31, 2021	188,861
Balance at December 31, 2020	34,328
Balance at December 31, 2019	—